Related Party Accrued Interest Payable (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Accrued Interest Payable
Accrued interest payable, related parties, current	$ 134,000	$ 107,000	$ 62,000
Additional accrued interest to related parties	$ 136,675	$ 116,465